Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 303,319	$ 251,542	$ 489,530
Restricted cash	675	748	280
Accounts receivable - net	46,531	36,531	36,124
Inventory - net	24,153	12,783	11,773
Prepaid expenses and other current assets	33,329	29,912	72,504
Total current assets	408,007	331,516	610,211
Property and equipment - net	10,308	10,431	1,082
Right-of-use assets - net	7,710	7,859	0
Intangible assets - net	81,800	81,976	78,511
Goodwill	715,258	715,258	718,204
Other non-current assets	4,432	4,391	787
Total Assets	1,227,515	1,151,431	1,408,795
Current liabilities:
Accounts payable	218,138	161,312	191,201
Accrued expenses and other current liabilities	183,765	181,970	281,156
Deferred revenue	25,920	31,983	25,139
Current maturities of long-term debt	2,750	2,750	0
Total current liabilities	430,573	378,015	497,496
Long-term debt - net	264,384	264,898	460,132
Long-term lease liabilities	14,850	14,911	0
Other liabilities	13,118	13,445	25,834
Total long-term liabilities	292,352	293,254	485,966
Commitments and contingencies (Note 17)
Redeemable noncontrolling interests	901,866	862,860	1,286,016
Shareholders' deficit
Additional paid-in capital	644,759	663,908	182,091
Treasury stock, at cost, 5,291,497 and 4,342,477 shares at March 31, 2023 and December 31, 2022, respectively	(40,106)	(32,494)	0
Accumulated deficit	(1,001,950)	(1,014,132)	(1,042,794)
Total Shareholders' deficit	(397,276)	(382,698)	(860,683)
Total liabilities, Redeemable noncontrolling interests, and Shareholders' deficit	1,227,515	1,151,431	1,408,795
Class A Common Stock
Shareholders' deficit
Common Stock	9	8	8
Class B Common Stock
Shareholders' deficit
Common Stock	$ 12	$ 12	$ 12